Basis for preparation, consolidation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Basis for preparation, consolidation and accounting policies
Schedule of reclassifications of comparative information

	As of		As of
	December 31,		December 31,
	2020		2020
	(Audited)	Reclassifications	(Reclassified)
	US$(000)	US$(000)	US$(000)

Consolidated statements of financial position -
Current liabilities
Trade and other payables	179,956	16,184	196,140
Provisions and contingent liabilities	68,000	(16,184)	51,816

Non-current liabilities
Trade and other payables	—	2,742	2,742
Provisions and contingent liabilities	252,338	(2,742)	249,596

	For the year		For the year
	ended		ended
	December 31,		December 31,
	2019		2019
	(Audited)	Reclassifications	(Reclassified)
	US$(000)	US$(000)	US$(000)
Consolidated statements of profit or loss -
Finance income	9,675	(3,625)	4,125
Other, net	(14,715)	3,625	(16,093)

Schedule of useful lives of assets

Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	2 to 11
Machinery and equipment	5 to 10
Transportation units	5
Furniture and fixtures	5 to 10
Computer equipment	3 to 4

Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Schedule of assets and liabilities originally denominated in Soles

As of December 31, 2021 and 2020, the Company presents the following assets and liabilities originally denominated in Soles by its equivalent in U.S. dollars:

	2021	2020
	US$(000)	US$(000)

Assets
Cash and cash equivalents	4,658	6,242
Trade and other receivables	7,283	7,584
Value added tax credit	39,989	25,214
Total assets	51,930	39,040

Liabilities
Trade and other payables	35,505	48,200
Income tax payable	11,792	37,779
Provisions, other accruals and liabilities	16,303	25,774
Total liabilities	63,600	111,753
Net liability position	(11,670)	(72,713)

Schedule of useful lives of assets

Land improvements	Between 2 and 4 years
Buildings and constructions	Between 5 and 10 years
Machinery and equipment	Between 3 and 10 years
Vehicles	Between 3 and 4 years
Furniture and fixtures	Between 3 and 4 years
Other equipment	Between 3 and 4 years
Computer equipment	Between 3 and 4 years
Mine development, Mining rights, Leach pads and assets retirement and mine closure	Useful life of the mine and (or) process facilities

Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Schedule of useful lives of assets

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 2 and 30
Transportation units	Between 5 and 7
Furniture and fixtures	Between 7 and 10
Other equipment	Between 3 and 25

Schedule of estimated useful lives of right of use assets

Years

Land	30
Buildings and other constructions	Between 1 and 14
Machinery and equipment	Between 3 and 14